Organization (Details) (USD $)	8 Months Ended			8 Months Ended			8 Months Ended		8 Months Ended
	Sep. 30, 2012 property sqft	Oct. 31, 2012	Jun. 08, 2012	Sep. 30, 2012 Common Stock [Member]	Sep. 10, 2012 Common Stock [Member]	Jun. 08, 2012 Common Stock [Member]	Sep. 30, 2012 Minimum [Member]	Jun. 08, 2012 Minimum [Member] Common Stock [Member]	Sep. 30, 2012 American Realty Capital Trust IV Special Limited Partner, LLC [Member] Special Limited Partner [Member]
Operations [Line Items]
Shares available for issuance under initial public offering, shares	300,000,000
Common stock, par value, in dollars per share	$ 0.01		$ 0.01
Share Price				$ 25	$ 25.00
Shares available for issuance under a distribution reinvestment plan, shares						10,000,000
Proceeds from issuance of common stock	$ 1,125,000						$ 1,200,000,000
Share Price, Dividend Reinvestment Plan								$ 23.75
Share Price, Dividend Reinvestment Plan, Percentage of Estimated Value of Common Stock								95.00%
Common stock, shares outstanding	374,760	2,824,010
Proceeds from Issuance or Sale of Equity				9,000,000
Common Stock, Value, Outstanding	9,300,000
Number of Real Estate Properties	1
Real Estate Investment, Aggregate Purchase Price	1,100,000
Area of Real Estate Property	9,026
Real Estate Property, Occupancy Rate	100.00%
Proceeds from Contributed Capital									$ 2,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Units									88